Investment Objectives and Goals	Sep. 17, 2024
SIIT U.S. Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Managed Volatility Fund
SIIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund